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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2910

Madison Mosaic Government Money Market Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison/Mosaic Legal and Compliance Department
550 Science Drive
Madison, WI  53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Mosaic Government Money Market

Portfolio of Investments - December 31, 2012 (unaudited)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 95.0%	Par Value	Value (Note 1)
Fannie Mae - 21.5%
0.12%, 1/2/13 (A)	250,000	$ 249,999
0.13%, 2/6/13 (A)	350,000	349,955
3.625%, 2/12/13	600,000	602,376
0.13%, 2/13/13 (A)	350,000	349,944
0.15%, 2/14/13 (A)	300,000	299,946
4.75%, 2/21/13	250,000	251,587
1.75%, 2/22/13	250,000	250,562
4.25%, 2/25/13	350,000	352,142
0.138%, 2/26/13	300,000	300,278
0.12%, 3/6/13 (A)	400,000	399,914
4.375%, 3/15/13	200,000	201,709
		3,608,412
Federal Farm Credit Bank - 7.1%
3.875%, 1/10/13	197,000	197,178
0.16%, 1/14/13 (A)	350,000	349,981
0.14%, 1/28/13 (A)	200,000	199,998
1.75%, 2/21/13	450,000	450,989
		1,198,146
Federal Home Loan Bank - 40.5%
0.21%, 1/4/13	200,000	200,001
0.1%, 1/4/13 (A)	500,000	499,996
0.18%, 1/9/13	100,000	100,001
0.11%, 1/9/13 (A)	325,000	324,993
1.5%, 1/16/13	1,120,000	1,120,619
0.13%, 1/23/13 (A)	600,000	599,956
0.02%, 1/30/13 (A)	300,000	299,995
0.14%, 2/1/13 (A)	400,000	399,952
0.17%, 2/6/13	100,000	100,002
0.15%, 2/6/13	200,000	200,007
0.06%, 2/19/13 (A)	200,000	199,984
0.14%, 2/20/13 (A)	600,000	599,884
0.17%, 2/25/13	500,000	500,040
3.375%, 2/27/13	125,000	125,625
0.14%, 3/5/13 (A)	200,000	199,951
0.125%, 3/5/13 (A)	550,000	549,981
1.75%, 3/8/13	300,000	300,882
0.12%, 3/14/13 (A)	285,000	284,932
0.3%, 3/19/13	200,000	200,076
		6,806,877
Freddie Mac - 18.1%
0.1%, 1/7/13 (A)	300,000	299,995
1.375%, 1/9/13	350,000	350,092
0.13%, 1/22/13 (A)	500,000	499,962
0.16%, 1/28/13 (A)	350,000	349,959
0.12%, 2/11/13 (A)	200,000	199,972
0.15%, 2/19/13 (A)	200,000	199,959
0.12%, 2/25/13 (A)	300,000	299,945
0.04%, 2/27/13 (A)	300,000	299,981
0.09%, 3/18/13 (A)	550,000	549,895
		3,049,760
U.S. Treasury Note - 7.8%
1.375%, 1/15/13	100,000	100,046
0.625%, 1/31/13	100,000	100,039
2.875%, 1/31/13	600,000	601,338
2.75%, 2/28/13	500,000	502,105
		1,303,528
Total U.S. Government and Agency Obligations
(Cost $15,966,723)		15,966,723

INVESTMENT COMPANY - 4.6%
Invesco Short Term Investments Treasury	776,309	776,309

Total Investment Company (Cost $776,309)		776,309

TOTAL INVESTMENTS - 99.6% (Cost $16,743,032)		16,743,032
NET OTHER ASSETS AND LIABILITIES - 0.4%		60,512
TOTAL ASSETS - 100%		$ 16,803,544

(A) Rate noted represents annualized yield at time of purchase

1. Portfolio Valuation: Securities are valued at acquisition cost as adjusted for amortization of premium or accretion of discount, which approximates fair value.
The fund has adopted the Financial Accounting Standards Board (“FASB”) applicable guidance on fair value measurements.  Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The valuation techniques used by the funds to measure fair value for the period ended December 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.  As of December 31, 2012, the fund held no securities deemed as a Level 3.

The following is a summary of the inputs used as of December 31, 2012 in valuing the funds’ investments carried at fair value:

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Value at 12/31/12

Government Money Market Fund
U.S. Government and Agency Obligations	$ -	$ 15,966,723	$ -	$ 15,966,723
Investment Company		776,309		776,309
Total	$ -	$ 16,743,032	$ -	$ 16,743,032

There were no transfers between classification levels during the period ended December 31, 2012.

In May 2011, FASB issued ASU 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures.  At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement.  The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.  The effective date of the ASU is for Interim and annual periods beginning after December 15, 2011.  The fund has adopted disclosures required by this update.

In December 2011, the IASB and the FASB issued ASU 2011-11 “Disclosures about Offsetting Assets And Liabilities.”  These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also intend to improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statements disclosures.

Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

Discussion of Risks:  Please see the most current version of the Fund's prospectus for a discussion of risks associated with investing in the Fund.  While investments in stocks and bonds have been keystones in wealth building and management for a hundred years, at times they've produced surprises for even the savviest investors.  Those who enjoyed growth and income of their investments were rewarded for the risks they took by investing in the markets.  When the rare calamity strikes, the word "security" itself seems a misnomer.  Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Fund, you should understand that the very nature of the securities markets includes the possibility that there are additional risks of which we are not aware.  We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance.  Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something you must consider in connection with your investments in securities.  Unforeseen events have the potential to upset the best laid plans of man, and could, under certain circumstances produce the material loss of the value of some or all of the securities we manage for you in the Fund.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Government Money Market Trust

By: (signature)

W. Richard Mason, Chief Compliance Officer and Assistant Secretary
Date: February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Principal Executive Officer
Date:  February 22, 2013

By:  (signature)

Greg Hoppe, Principal Financial Officer
Date: February 22, 2013